UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21962

                                 Epiphany Funds
                                 --------------
               (Exact name of registrant as specified in charter)

   306 West 7th Street Suite 616 Fort Worth, TX                    76102
--------------------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

                           Matrix Capital Group, Inc.
             630 Fitzwatertown Road          Building A, 2nd Floor
                   Willow Grove, PA                19090-1904
                     ---------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 817.529.0444
                                                    ------------

Date of fiscal year end:  10/31/2007
                          ----------

Date of reporting period: 07/31/2007
                          ----------

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                                                                  EPIPHANY FUNDS
EPIPHANY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2007
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                                     ----------
COMMON STOCK - (77.76%)

BANKS - (3.56%)
BB&T Corp.                                                     521   $   19,496
                                                                     ----------

CHEMICALS - (3.83%)
Rohm & Haas Co.                                                370       20,912
                                                                     ----------

FOOD - (11.23%)
H.J. Heinz Co.                                                 450       19,692
Hormel Foods Corp.                                             610       20,996
Kellogg Co.                                                    400       20,724
                                                                     ----------
                                                                         61,412
                                                                     ----------

HEALTHCARE PRODUCTS & SERVICES - (13.41%)
Aetna, Inc.                                                    460       22,112
Becton Dickinson & Co.                                         322       24,588
Quest Diagnostics, Inc.                                        480       26,626
                                                                     ----------
                                                                         73,326
                                                                     ----------

HOUSEHOLD PRODUCTS - (3.69%)
Kimberly-Clark Corp.                                           300       20,181
                                                                     ----------

IRON & STEEL - (6.70%)
Nucor Corp.                                                    730       36,646
                                                                     ----------

LINEN SUPPLY - (4.75%)
Cintas Corp.                                                   710       25,958
                                                                     ----------

MACHINERY - CONSTRUCTION & MINING - (4.18%)
Caterpillar, Inc.                                              290       22,852
                                                                     ----------

MISCELLANEOUS MANUFACTURING - (3.42%)
Illinois Tool Works, Inc.                                      340       18,717
                                                                     ----------

RETAIL - (7.77%)
Lowe's Cos., Inc.                                              764       21,400
TJX Cos., Inc.                                                 760       21,090
                                                                     ----------
                                                                         42,490
                                                                     ----------

TELECOMMUNICATIONS - (6.32%)
Harris Corp.                                                   630       34,574
                                                                     ----------

TRANSPORTATION - (8.90%)
Arkansas Best Corp.                                            670   $   24,140
United Parcel Service, Inc.                                    324       24,533
                                                                     ----------
                                                                         48,673
                                                                     ----------

TOTAL COMMON STOCK (Cost $437,277)                                      425,237
                                                                     ----------

SHORT-TERM INVESTMENTS - (17.95%)
Huntington National Bank Money Market IV,
  4.47% *  (Cost $98,174)                                   98,174       98,174
                                                                     ----------


TOTAL INVESTMENTS (Cost $535,451) - 95.71%                           $  523,411

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.29%                       23,468
                                                                     ----------

NET ASSETS - 100%                                                    $  546,879
                                                                     ==========

* Rate shown represents the rate at July 31, 2007, is subject to change and resets daily.

The Epiphany Core Equity Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year. As of July 31, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

       Cost of Investments                                           $  536,030
       Gross Unrealized Appreciation                                     11,593
       Gross Unrealized Depreciation                                    (24,212)
                                                                     ----------
       Net Unrealized Depreciation                                   $  (12,619)
                                                                     ==========

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert. (b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) _Epiphany Funds

By:    /s/ Samuel J. Saladino, III
       ---------------------------------
Name:  Samuel J. Saladino, III
Title: Principal Executive Officer
Date:  September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Samuel J. Saladino, III
       ---------------------------------
Name:  Samuel J. Saladino, III
Title: Principal executive Officer
Date:  September 27, 2007


By:    /s/ Larry E. Beaver, Jr.
       ---------------------------------
Name:  Larry E. Beaver, Jr.
Title: Principal Financial Officer
Date:  September 27, 2007